FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	£ 472,498	£ 457,958
Financial assets neither past due nor impaired [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	295,765	296,303
Financial assets neither past due nor impaired [member] | Less than seventy percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	217,070	220,497
Financial assets neither past due nor impaired [member] | Seventy percent to eighty percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	43,045	39,789
Financial assets neither past due nor impaired [member] | Eighty percent to ninety percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	25,497	23,589
Financial assets neither past due nor impaired [member] | Ninety percent to one hundred percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	7,085	7,983
Financial assets neither past due nor impaired [member] | Greater than one hundred percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	3,068	4,445
Financial assets past due but not impaired [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	5,934	7,340
Financial assets past due but not impaired [member] | Less than seventy percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	4,309	5,288
Financial assets past due but not impaired [member] | Seventy percent to eighty percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	787	1,004
Financial assets past due but not impaired [member] | Eighty percent to ninety percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	500	621
Financial assets past due but not impaired [member] | Ninety percent to one hundred percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	177	223
Financial assets past due but not impaired [member] | Greater than one hundred percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	161	204
Financial assets impaired [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	4,169	4,320
Financial assets impaired [member] | Less than seventy percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	2,443	2,334
Financial assets impaired [member] | Seventy percent to eighty percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	595	648
Financial assets impaired [member] | Eighty percent to ninety percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	436	495
Financial assets impaired [member] | Ninety percent to one hundred percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	245	355
Financial assets impaired [member] | Greater than one hundred percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	450	488
Financial Assets Gross [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	305,868	307,963
Financial Assets Gross [Member] | Less than seventy percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	223,822	228,119
Financial Assets Gross [Member] | Seventy percent to eighty percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	44,427	41,441
Financial Assets Gross [Member] | Eighty percent to ninety percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	26,433	24,705
Financial Assets Gross [Member] | Ninety percent to one hundred percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	7,507	8,561
Financial Assets Gross [Member] | Greater than one hundred percent [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loan-to-value ratio	£ 3,679	£ 5,137